REIMBURSEMENT RIGHTS AND OBLIGATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reimbursement rights [line items]
Right to compensation			R$ 1,094,735	R$ 1,953,398	R$ 2,705,748
Expected credit losses			(340,063)	(340,063)	(340,063)
Current			752,496	893,254	980,206
Non-current			2,176	720,081	1,385,479
Reimbursement rights, net			754,672	1,613,335	2,365,685
Amortization			(751,982)	(742,374)
Interest received			(166,880)	(111,718)
Interest incurred			60,199	101,742
Forecast
Disclosure of reimbursement rights [line items]
Reimbursement rights collection flow	R$ 2,176	R$ 752,496
AIC
Disclosure of reimbursement rights [line items]
Right to compensation			54,774	112,816	356,173
Expected credit losses			0	0	0
Current			52,598	62,738	248,438
Non-current			2,176	50,078	107,735
Reimbursement rights, net			54,774	112,816	356,173
Amortization			(57,658)	(221,504)
Interest received			(13,393)	(46,017)
Interest incurred			13,009	24,164
CCC
Disclosure of reimbursement rights [line items]
Right to compensation			1,039,961	1,840,582	2,269,962
Expected credit losses			(340,063)	(340,063)	(340,063)
Current			699,898	830,516	652,155
Non-current			0	670,003	1,277,744
Reimbursement rights, net			699,898	1,500,519	R$ 1,929,899
Amortization			(694,324)	(441,257)
Interest received			(153,487)	(65,701)
Interest incurred			47,190	77,578
Adjustment factor
Disclosure of reimbursement rights [line items]
Right to compensation				79,613
Current				79,613
Reimbursement rights, net				R$ 79,613
Amortization			R$ (79,613)